SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expense Recognized
The expenses that was recognized for services received from employees and directors is as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	372	504	188
Research and development	511	752	488
Selling and marketing	669	765	204
General and administrative	1,107	1,150	483

Total share-based compensation	2,659	3,171	1,363

Schedule of Share Options Activity
The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2015		2016		2017
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding at beginning of year	1,902,324	7.98	2,313,224	9.35	2,181,075	9.62
Granted	739,500	9.27	47,500	8.56	40,000	6.72
Exercised	(300,000)	0.09	(80,149)	0.09	(79,624)	0.09
Forfeited	(28,600)	12.69	(99,500)	10.80	(206,716)	8.93

Outstanding at end of year	2,313,224	9.35	2,181,075	9.62	1,934,735	10.02

Exercisable at end of year	1,535,055	9.39	1,401,866	9.35	1,562,235	10.25

Schedule of Information About Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2017:

	Options outstanding as of December 31, 2017
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

2.63	208,332	0.86	2.63
7.26 ‑ 9.82	903,703	6.49	9.06
12.89 ‑ 13.76	822,700	5.92	12.94

Total	1,934,735	5.64	10.02

Schedule of Estimated Using Acceptable Option Pricing Models
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2015, 2016 and 2017 was estimated using the binomial option pricing models using the following assumptions:

	December 31,
	2015	2016	2017

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	71	72	63
Risk‑free interest rate (%)	0.25-2.24	0.28-2.0	1.22-2.15
Early exercise factor (%)	100-150	100-150	150
Weighted average share prices (Dollar)	8.98	8.56	7.80